Retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2023
Retirement benefit obligations
Schedule of amounts recognized in balance sheet for employment benefit obligations

	December 31,	December 31,
	2023	2022
Defined benefit obligation	(9,138,045)	(7,682,529)
Fair value of plan assets	8,694,521	7,867,835
Effect of asset ceiling	—	(185,306)
Funded status (shortfall)/ surplus	(443,524)	—

Schedule of amounts recognized in statement of loss for employment benefit obligations

	2023	2022	2021
Current service cost	(268,097)	(306,491)	(325,144)
Past service cost	26,899	36,459	219,104
Interest cost	(175,609)	(98,639)	(23,742)
Interest income	180,960	88,751	15,429
Company pension amount (note 18)	(235,847)	(279,920)	(114,353)

Schedule of movement in defined benefit obligations and plan assets

The movements in the defined benefit obligations during the year are as follows:

	2023	2022
Defined benefit obligation at beginning of year	(7,682,529)	(9,276,675)
Current service cost	(268,097)	(306,491)
Past service cost	26,899	36,459
Interest cost	(171,347)	(98,639)
Employee contributions	(250,290)	(244,097)
Actuarial (loss)/ gain arising from changes in financial assumptions	(671,909)	1,923,273
Actuarial gain arising from changes in demographic assumptions	—	51,085
Actuarial gain on experience adjustment	22,250	6,850
Benefits (paid)/ deposited	(143,022)	225,706
Defined benefit obligations at end of year	(9,138,045)	(7,682,529)

The movements in the fair value of plan assets during the year are as follows:

	2023	2022
Fair value of plan assets at beginning of year	7,867,835	7,995,150
Interest income	180,960	88,751
Employee contributions	250,290	244,097
Employer contributions	298,490	291,313
Plan assets loss	(46,076)	(525,770)
Benefits paid	143,022	(225,706)
Fair value of plan assets at end of year	8,694,521	7,867,835

Schedule of fair value of plan assets

December 31,
2022
Cash	0.6%
Bonds	49.74%
Equity instruments	11.45%
Real estate	23.72%
Mortgages	10.47%
Derivatives	4.02%
Total	100.00%

Schedule of principal actuarial assumptions for employment benefit obligations

	December 31, 2023	December 31, 2022
Discount rate	1.50%	2.30%
Mortality tables	BVG2020 GT	BVG2020 GT
Salary growth rate	1.20%	1.20%
Pension growth rate	0.00%	0.00%

Schedule of funding of defined benefit pensions and actuarial adjustments on plan liabilities

	2023	2022
Present value of defined benefit obligation	(9,138,045)	(7,682,529)
Fair value of plan assets	8,694,521	7,867,835
Effect of asset ceiling	—	(185,306)
(Deficit) / Surplus in the plan	(443,524)	—
Actuarial (loss)/ gain on defined benefit obligation	(649,659)	1,981,208
Actuarial loss on plan assets	(46,076)	(525,770)
Change in the effect of the asset ceiling	189,568	(185,306)
Total	(506,167)	1,270,132

Schedule of estimated benefit payments

2024	790,000
2025	523,000
2026	372,000
2027	371,000
2028	538,000
2029-2033	2,697,000